Finance income/(expenses), net - Disclosure of detailed information about finance income (cost) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCE INCOME
Interest income from other parties	€ 2,362	€ 1,210	€ 260
TOTAL FINANCE INCOME	2,362	1,210	260
FINANCE EXPENSES
Interest expense on loans	(22,808)	(13,681)	(8,238)
Interest expense on refund liabilities	(360)	(8,419)	(9,597)
Interest expenses on lease liabilities	(813)	(1,183)	(955)
Other interest expense	(3)	(42)	(264)
TOTAL FINANCE EXPENSES	(23,984)	(23,325)	(19,054)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(3,193)	5,574	(12,587)
FINANCE INCOME/(EXPENSES), NET	€ (24,816)	€ (16,541)	€ (31,381)